Financial instruments - Maturity of derivative liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 67,341	$ 217,642
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	3,854	14,887
1-3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	24,250	45,467
3-5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	21,500	63,025
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 17,737	$ 94,263